Investment in Associate	12 Months Ended
Jun. 30, 2026
Investment in Associate [Abstract]
Investment in associate
5.	Investment in associate

On October 16, 2025, Linkers Asia Pacific Limited, a wholly-owned subsidiary of the Company entered into a Share Sale and Purchase Agreement, with Mr. Man Tak Lau, the chairman of the board of directors of the Company, for the purchase of 104,000 shares, or 20% of the outstanding shares, of LPW Electronics Co., Ltd. (“LPW”) The transaction was closed on October 31, 2025. On June 17, 2026, Linkers Asia Pacific Limited further acquired of 150,800 shares, or 29% of the outstanding shares, of LPW from Mr. Man Tak Lau. After closing of the transactions, the Company owned 49% of the equity interests in LPW for the year ended 30 June, 2026.

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	US$
At beginning of financial year	-	-	-
Addition	-	12,939,172	3,169,812
Share of post-acquisition results	-	(355,632)	(87,122)
Foreign exchange gain	-	1,131	277
At end of financial year	-	12,584,671	3,082,967

Summarised financial information for associate:

	June 30, 2026	June 30, 2026
	RM	US$
Current assets	3,424,207	838,855

Current liabilities	(747,968)	(183,236)

Non-current assets	23,452,361	5,745,311

Non-current liabilities	(24,152,484)	(5,916,826)

Summarised statement of comprehensive income/(loss)

	June 30, 2026	June 30, 2026
	RM	US$
Revenue	5,283,335	1,294,301

Loss from operations	(2,548,377)	(624,296)

Loss from operations (after acquisition)	(1,588,047)	(389,037)

Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented, to the carrying amount of the Company’s interest in associate is as follows:

	June 30, 2026	June 30, 2026
	RM	US$
Net assets	1,976,116	484,104

Company’s equity interest	49%	49%

Company’s share of net assets	968,297	237,211

Goodwill	11,132,541	2,727,227

Foreign exchange	483,833	118,529

Carrying value	12,584,671	3,082,967